Trade Receivables	12 Months Ended
Dec. 31, 2024
Trade Receivables
Trade Receivables

Note 7. Trade Receivables

As at December 31:	2024	2023
Trade receivables, gross amount	$875	$1,924
Less: Allowance for expected credit losses	(14)	(17)
Trade receivables, net amount	$861	$1,907

All trade receivables comprise accounts from contracts with customers.

As at December 31, 2024, the Group recognized a loss allowance of $14 (2023: $17) against its trade receivables. The movements in the loss allowance during the years ended December 31, 2024 and 2023 were as follows:

Equal to lifetime expected credit losses
Financial assets that
are credit-impaired
at year-end
Loss allowance: as at January 1, 2023	$16
Additions for the year	292
Charge-off for the year	(291)
Exchange effect	—
Loss allowance: as at December 31, 2023	17
Additions for the year	—
Charge-off for the year	—
Exchange effect	(3)
Loss allowance: as at December 31, 2024	$14

In accordance with IFRS 9, management reviews the expected credit losses based upon, among other things, the credit-worthiness of the exposure, collateral and other risk mitigation instruments, and the nature of the underlying business transaction.

For further discussions on credit risk, see Note 25.